Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Income
Management fees				$ 87,972
Government grant	96,991	132,509	80,310	293,519
Miscellaneous Revenue	20,326	27,769	181,106
Exchange gain			(48,492)
Unrealized gain			25,117
Others	11,903	16,262	27,167	59,850
Other income	$ 129,220	$ 176,540	$ 265,208	$ 441,341